INCOME TAXES - Components of Income Taxes in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
FVOCI securities	$ 0	$ (8)	$ 0
Net investment hedges	(1)	2	5
Cash flow hedges	(18)	43	7
Pension plan actuarial changes	0	(4)	12
Total tax expense (recovery) in other comprehensive income	$ (19)	$ 33	$ 24